9. Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax expense at statutory rate									$ 2,908	$ 3,613	$ 3,361
Differences:
State income tax, net of federal income tax effect									261	327	358
Tax exempt interest income									(649)	(802)	(990)
Increase in cash surrender value of life insurance									(80)	(81)	(81)
Nondeductible interest and other expense									46	40	23
Other									3	39	(47)
Total income tax	$ 374	$ 1,113	$ 535	$ 467	$ 672	$ 834	$ 845	$ 785	$ 2,489	$ 3,136	$ 2,624